Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (27,554,905)	$ (5,827,049)	$ (33,974,441)
Other comprehensive income (loss)
Foreign currency translation adjustment	28,527	217,684	(245,681)
Comprehensive loss	(27,526,378)	(5,609,365)	(34,220,122)
Comprehensive loss attributable to non-controlling interests	(33,363)	(385,008)	(2,411,158)
Comprehensive loss attributable to LGHL ordinary shareholders	$ (27,493,015)	$ (5,224,357)	$ (31,808,964)